Other payables - Current other payables (Details) - GBP (£) £ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Other Payables [Abstract]
Accruals	£ 18,027	£ 15,801
Other payables	8,785	814
Other taxation and social security	4,305	2,830
Corporation tax	90	10
Other payables	£ 31,207	£ 19,455